10-Q NET INCOME (LOSS) PER COMMON SHARE- Schedule of Excluded Common Stock Equivalent Shares (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		2,694,300
LINICO Corporation
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,650,238
Aqua Metals Inc
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	349,465